Shareholders' capital - Reconciliation of Change in Balance (Details) $ in Thousands, $ in Thousands			12 Months Ended
	Jan. 01, 2026 CAD ($) shares	Jul. 09, 2025 shares	Dec. 31, 2025 CAD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 CAD ($) shares
Disclosure Of Shareholder's Capital
Balance, beginning of year | $	$ 3,871,914		$ 3,918,898		$ 4,142,566
Balance, beginning of year (shares) | shares	152,950,000		154,344,000	154,344,000	162,271,000
Shares issued for acquisition | $				$ 1,104
Shares issued for acquisition | shares			13,363,000	13,363,000
Vesting of equity based awards (shares) | shares			504,000	504,000	1,181,000
Share-settled dividends on vested equity based awards (shares) | shares			75,000	75,000	87,000
Repurchase of shares (in shares) | shares			(3,077,000)	(3,077,000)	(9,267,000)
Balance, end of year | $			$ 3,871,914		$ 3,918,898
Balance, end of year (shares) | shares			152,950,000	152,950,000	154,344,000
NCIB purchasable common shares | shares		15,259,187
NCIB common shares acquired and cancelled | shares			3,100,000	3,100,000	9,300,000
NCIB common shares acquired and cancelled, value | $			$ 35,700		$ 140,700
Major ordinary share transactions
Disclosure Of Shareholder's Capital
NCIB common shares acquired and cancelled | shares	300,000
NCIB common shares acquired and cancelled, value | $	$ 4,300
Equity based compensation
Disclosure Of Shareholder's Capital
Shares issued for equity based compensation (shares) | shares					72,000
Issued capital
Disclosure Of Shareholder's Capital
Shares issued for acquisition | $			13,363		$ 0
Vesting of equity based awards | $			17,603		12,707
Shares issued for equity based compensation | $					985
Share-settled dividends on vested equity based awards | $			682		1,382
Repurchase of shares | $			$ (78,632)		$ (238,742)